Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
19	Income taxes

The components of income taxes were as follows:

	Years Ended December 31,
	2010	2011	2012
Current taxes charged	$14,739	$19,974	$37,396
Deferred taxes charged (credited)	2,892	2,673	(27)

Total provision for income taxes	$17,631	$22,647	$37,369

Mindray International is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under current Cayman Islands law.

The Company conduct substantial business through Shenzhen Mindray Bio-Medical Electronics Co., Ltd (“Shenzhen Mindray”) which was determined as “New and Hi-Tech Enterprises” (“NHTE”) in October 2008 and was therefore eligible to a preferential enterprise income tax (EIT) of 15% through the end of 2013. The continued qualification for NHTE will still be subject to review by the relevant government authority in the PRC.

In January 2010 and February 2011, Shenzhen Mindray was awarded the “Nationwide Key Software Enterprise Status” for calendar year 2009 and 2010, respectively. Under the current tax policies for software and integrated circuit industries, the applicable EIT rate for Shenzhen Mindray for calendar year 2009 and 2010 was adjusted to 10% accordingly, which resulted in approximately $8.6 million and $7.6 million savings in Shenzhen Mindray’s EIT, respectively. The $8.6 million and $7.6 million tax benefits were recognized in the first quarter of 2010 and 2011 respectively. In March 2013, the Company was awarded the “Nationwide Key Software Enterprise Status” for calendar year 2011 and 2012. The respective tax benefits will be recognized in the first quarter of 2013. Please refer to Note 25 — Subsequent Events for details.

Mindray DS USA Inc. (“Mindray DS USA”) is a company incorporated in New Jersey, United States of America and is currently subject to state tax at an average rate of 8%. Together with the federal tax at the rate of 35%, the effective tax rate of Mindray DS USA is 40.2%. The Federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Accrued compensation	$698	473
Acquired intangible assets	4,861	6,049
Bad debt provision	1,044	3,418
Depreciation of property, plant and equipment	342	1,135
Government subsidies	714	2,393
Inventory write-down	(397)	1,096
Sales incentive and warranty accruals	1,705	2,315
Tax loss	31,335	41,058
Others	126	390
Valuation allowance	(36,945)	(51,884)

Net deferred tax assets	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(12,925)	$(23,369)

Total	$(9,442)	$(16,926)

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Current	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Non-current	(12,925)	(23,369)

Total	$(9,442)	$(16,926)

As of December 31, 2012, the Company had net operating loss carryforwards of $113,109, out of which $75,871 is in relation to Mindray DS USA, that can be used against future tax income. The net operating loss carryforwards in relation to Mindray DS USA will expire in 2029-2032 if not utilized, while the net operating loss carryforwards for other subsidiaries are subject to different expiry dates.

As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized. The Company recorded a valuation allowance of $36,945 and $51,884 for those deferred tax assets that do not meet likely than not threshold as of December 31, 2011 and 2012.

Movements in valuation allowance were as follows:

	2010	2011	2012
Balance, beginning of year	$14,674	$29,132	$36,945
Current year addition	14,458	7,813	14,939

Balance, end of year	$29,132	$36,945	$51,884

Reconciliation of provision for income taxes to the amount computed by applying the current tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	2010	2011	2012
Income before income taxes and non-controlling interests	$173,097	$189,572	$219,651
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,140	32,196	36,809
Effect of net income for which no income tax benefit/expense is receivable/payable	(514)	1,252	(929)
Effect of foreign income tax rate	(12,823)	(10,392)	(5,192)
Change in PRC income tax rate	(832)	(124)	(68)
Employee share-based compensation	1,466	1,909	1,833
Non-taxable VAT refund	(2,650)	(3,303)	(3,853)
Additional deduction on research and development expenses	(3,720)	(5,109)	(5,958)
Over provision of income taxes in prior years	(2,162)	(1,595)	(212)
Change in valuation allowance	13,726	7,813	14,939

Total provision for income taxes	$17,631	$22,647	$37,369

As of December 31, 2011 and 2012, we had $3.7 million and $5.5 million of unrecognized tax benefits, respectively, included in our current tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2011	2012
Unrecognized tax benefits beginning balance	$1,742	$3,651
Gross decrease - tax positions in prior year	(417)	—
Gross increase - current period tax positions	2,326	1,833

Unrecognized tax benefits ending balance	$3,651	$5,484

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The Company recorded interest and penalties related to income tax matters in provision for income taxes on consolidated statements of operations. As of December 31, 2012 and 2011, the amount of interest and penalties related to uncertain tax positions is immaterial.